Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	September 30,	December 31,
	2012	2011
Derivatives not designated as hedges:
Oil and gas commodity derivatives:
Assets:
Prepaid expenses and other current assets	$104	$1,247

Embedded derivatives related to debt and equity instruments:
Liabilities:
Other liabilities - long-term	$(14,825)	$(16,067)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Derivatives not designated as hedges:
Oil and gas commodity derivatives
Unrealized gains (losses)	$(1,515)	$538	$(3,420)	$(1,850)
	(1,515)	538	(3,420)	(1,850)

Embedded derivatives related to debt
and equity instruments
Unrealized gains (losses)	$311	$12,543	$1,242	$12,948